Other Components Of Equity - Summary of Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Capital adjustment from investments in equity-accounted investees	₩ 76,870	₩ (180,964)
Changes in fair value of equity investments at fair value through other comprehensive income	20,066	153,279
Foreign currency translation differences	983,071	94,605
Losses on valuation of derivatives	(925)	(644)
Others	76,347	980
Reserves	₩ 1,155,429	₩ 67,256